INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Income taxes paid (refund) [abstract]
Non-capital loss carryforwards	$ 3,819,983	$ 2,258,584
Net operating losses	2,291,555	1,426,074
Intangible assets	1,300,828	1,316,280
Others	206,771	188,156
Total unrecognized deductible temporary differences	$ 7,619,137	$ 5,189,094